FINANCIAL INSTRUMENTS - Netting Derivate Assets and Liabilities (Details) - USD ($) $ in Thousands	Aug. 31, 2023	Aug. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net derivative assets	$ 50,528	$ 140,073
Net derivative liabilities	60,849	159,825
Total fair value	$ (10,321)	$ (19,752)